Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,251
Gains/(losses) recorded in income		295
Gains/(losses) recorded in OCI		(1)
Purchases/ Issuances		346
Sales/ Settlements		(248)
Transfers into/out of Level 3		64
Fair value, ending balance		1,707	$ 1,251
Change in unrealized gains/(losses)recorded in income for instruments still held		281
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Gains/(losses) recorded in income		(8)
Purchases/ Issuances		4
Transfers into/out of Level 3		13
Fair value, ending balance		10	1
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	0
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(139)
Gains/(losses) recorded in income		23	(2)	[2]
Purchases/ Issuances		(22)	(101)
Sales/ Settlements		12
Transfers into/out of Level 3		126	(36)
Fair value, ending balance			(139)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		(2)
Sales/ Settlements		3
Transfers into/out of Level 3		(4)
Fair value, ending balance		(3)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		41	18
Gains/(losses) recorded in income		(2)	7	[2]
Purchases/ Issuances		3	28
Sales/ Settlements		(32)	(94)
Transfers into/out of Level 3		2	82
Fair value, ending balance		12	41
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		40
Gains/(losses) recorded in income		(2)
Sales/ Settlements		(31)
Transfers into/out of Level 3		(6)
Fair value, ending balance		1	40
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Purchases/ Issuances		3
Sales/ Settlements		(1)
Transfers into/out of Level 3		8
Fair value, ending balance		11	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,348	910
Gains/(losses) recorded in income		282	288	[2]
Gains/(losses) recorded in OCI		(1)	41
Purchases/ Issuances		363	260
Sales/ Settlements		(231)	(180)
Transfers into/out of Level 3		(73)	29
Fair value, ending balance		1,688	1,348
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	281
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		17
Purchases/ Issuances		60
Transfers into/out of Level 3		(77)
Fair value, ending balance			17
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		27
Gains/(losses) recorded in income		(2)
Gains/(losses) recorded in OCI		(14)
Purchases/ Issuances		42
Sales/ Settlements		(5)
Fair value, ending balance		48	27
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(3)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,304
Gains/(losses) recorded in income		284
Gains/(losses) recorded in OCI		13
Purchases/ Issuances		261
Sales/ Settlements		(226)
Transfers into/out of Level 3		4
Fair value, ending balance		1,640	1,304
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	284
Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1	(12)
Gains/(losses) recorded in income	[2]		(4)
Purchases/ Issuances			(62)
Sales/ Settlements			51
Transfers into/out of Level 3			28
Fair value, ending balance			1
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Gains/(losses) recorded in income		12
Purchases/ Issuances		6
Transfers into/out of Level 3		(2)
Fair value, ending balance		17	1
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	12
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		21
Gains/(losses) recorded in income		(4)
Purchases/ Issuances		5
Transfers into/out of Level 3		(2)
Fair value, ending balance		20	21
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(2)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(15)
Gains/(losses) recorded in income		(12)
Transfers into/out of Level 3		15
Fair value, ending balance		(12)	(15)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[4]	(10)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		(7)
Fair value, ending balance		(7)
Commodity Contracts [member] | Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		13
Fair value, ending balance		13
Change in unrealized gains/(losses)recorded in income for instruments still held		13
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)
Gains/(losses) recorded in income		(10)
Purchases/ Issuances		(7)
Transfers into/out of Level 3		2
Fair value, ending balance		(21)	$ (6)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	$ (6)

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.
[4]	Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.